COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Annual Payments
Future annual payments under the Company's operating leases for various premises, services and equipment as well as fixed payments on Alberta PPAs, net of sublease receipts, are approximately as follows:

year ended December 31	Minimum Lease Payments	Amounts Recoverable under Sub-leases	Net Payments
(millions of Canadian $)

2016	354	46	308
2017	355	45	310
2018	270	26	244
2019	248	24	224
2020	185	20	165
2021 and thereafter	311	1	310
	1,723	162	1,561

Schedule of Generating Capacities and Expiry Dates of the PPAs	The generating capacities and expiry dates of the PPAs are as follows:

	MW	Expiry Date

Sundance A	560	December 31, 2017
Sheerness	756	December 31, 2020

Schedule of Guarantees
Information regarding the Company’s guarantees is as follows:

		2015		2014
year ended December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Bruce Power	Ranging to 2018[2]	88	2	634	6
Other jointly owned entities	Ranging to 2040	139	24	104	14
		227	26	738	20

[1]	TCPL's share of the potential estimated current or contingent exposure.

[2]	Except for one guarantee with no termination date.